Liquidity and Going Concern	12 Months Ended
Sep. 30, 2025
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

Note 2 — Liquidity and going concern

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates the continuation of the Company as a going concern. The going concern basis assumes that assets will be realized and liabilities will be settled in the ordinary course of business at the amounts reflected in the consolidated financial statements. The Company is in the process of commencing operations and generating revenue through the sale of its customized products in the United States.

As of September 30, 2025, the Company’s working capital deficit decreased to HKD22,335,867 (US$2,870,602) from HKD36,287,480 as of the same date in the prior year. However, despite generating net cash inflows of HKD16,153,012 (US$2,075,982) from operating activities for the year ended September 30, 2025, such cash inflows were not sufficient to fully offset the Company’s working capital deficit as of September 30, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is attempting to generate sufficient revenue and borrow money from financial institutions; however, the Company’s cash position may not be sufficient to support the Company’s daily operations. Management intends to raise additional funds by way of a private or public offering to alleviate working capital pressure. Additionally, management intends to negotiate extended credit periods with suppliers and to request prepayments or milestone payments from customers, if feasible.

While the Company believes in the viability of its strategy to generate sufficient revenue and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenue and its ability to raise additional funds by way of a public or private offering.

The consolidated financial statements do not include any adjustments to the carrying amounts or classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.